Share Capital - Summary of Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Ending	1,714,421	1,714,421
Canadian Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	875,433	875,433	591,609	591,609
Number of Stock Options, Granted	35,719	35,719	322,517	322,517
Number of Stock Options, Expired/Forfeited	(50,773)	(50,773)	(38,693)	(38,693)
Number of Stock Options, Balance Ending	860,379	860,379	875,433	875,433
Weighted-average Exercise Price, Balance Beginning | $ / shares	$ 18.20		$ 21.30
Weighted-average Exercise Price, Granted | $ / shares	4.54		13.51
Weighted-average Exercise Price, Expired/Forfeited | $ / shares	31.79		24.90
Weighted-average Exercise Price, Balance Ending | $ / shares	$ 5.89		$ 18.20
US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance Beginning	50,349	50,349
Number of Stock Options, Granted	843,693	843,693	50,349	50,349
Number of Stock Options, Expired/Forfeited	(40,000)	(40,000)
Number of Stock Options, Balance Ending	854,042	854,042	50,349	50,349
Weighted-average Exercise Price, Balance Beginning | $ / shares		$ 1.55
Weighted-average Exercise Price, Granted | $ / shares		2.72		$ 1.55
Weighted-average Exercise Price, Expired/Forfeited | $ / shares		3.72
Weighted-average Exercise Price, Balance Ending | $ / shares		$ 2.65		$ 1.55